Shareholder Report, Holdings (Details) - ZEGA Buy and Hedge ETF	Apr. 30, 2025
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $205.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
United State Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
United States Treasury Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
United State Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SPDR S&P 500 ETF, Expiration: 01/16/2026; Exercise Price: $530.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $530.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%